Velocity Commercial Capital Loan Trust 2022-2 ABS-15G

Exhibit 99.03

Exception Summary (Loan Grades)
Run Date - 3/23/2022 1:57:47 PM
Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	2	0	0	0	0	2
		Total Credit Grade (3) Exceptions:	2	0	0	0	0	2